Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Valuation Assets
Total
As at December 31, 2017	3,673
Additions	374
Transfers to Assets Held for Sale	(1)
Transfers From Assets Held for Sale	46
Exploration Expense (Note 10)	(2,123)
Change in Decommissioning Liabilities	(8)
Divestitures	(1,176)
As at December 31, 2018	785
Additions	73
Exploration Expense (Note 10)	(82)
Change in Decommissioning Liabilities	9
Exchange Rate Movements and Other	2
As at December 31, 2019	787